REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE
Schedule of contract balances

	September 30, 2021	December 31, 2020
Contract costs – incremental costs to obtain	$3,724,226	$2,748,585
Contract assets – contingent commission	45,016,883	54,540,886
Contract liabilities	43,765,039	39,207,920

	September 30, 2021
	Current	Long Term	Total
Balance—Beginning of year	$19,541,253	$19,666,667	$39,207,920
Membership & other revenue recognized during the period	(38,320,389)	—	(38,320,389)
Membership & other revenue deferred during the period	42,877,508	—	42,877,508
Balance—September 30	$24,098,372	$19,666,667	$43,765,039

	September 30, 2020
	Current	Long term	Total
Balance—Beginning of year	$17,264,876	$—	$17,264,876
Membership & other revenue recognized during the period	(31,777,921)	—	(31,777,921)
Membership & other revenue deferred during the period	35,796,808	—	35,796,808
Balance—September 30	$21,283,763	$—	$21,283,763

	2020	2019
Balance as of January 1	$46,320,193	$40,099,818
CUC received	(46,207,834)	(40,053,547)
CUC recognized	54,428,527	46,273,922
Balance as of December 31	$54,540,886	$46,320,193

	Current		Long-Term
	2020	2019	2020	2019
Contract liabilities as of January 1	$16,961,712	$13,746,225	$—	$—
Advanced commission	333,333	—	19,666,667	—
Membership & other revenue recognized during the period	(42,602,762)	(38,100,125)	—	—
Membership & other revenue deferred during the period	44,848,970	41,315,612	—	—
Contract liabilities as of December 31	$19,541,253	$16,961,712	$19,666,667	$—

Schedule of disaggregation of revenue

	Nine Months Ended September 30, 2021
	Agent	Direct	Total
Commission and fee revenue	$90,449,210	$78,796,925	$169,246,135
Contingent commission	23,265,004	21,492,906	44,757,910
Membership revenue	—	29,965,277	29,965,277
Other revenue	—	8,355,112	8,355,112
Total revenue from customer contracts	$113,714,214	$138,610,220	$252,324,434
Insurance revenue recognized under Topic 944			212,370,450
Total revenue			$464,694,884

	Nine Months Ended September 30, 2020
	Agent	Direct	Total
Commission and fee revenue	$78,059,419	$65,832,433	$143,891,852
Contingent commission	22,891,446	19,163,687	42,055,133
Membership revenue	—	26,859,607	26,859,607
Other revenue	—	4,918,314	4,918,314
Total revenue from customer contracts	$100,950,865	$116,774,041	$217,724,906
Insurance revenue recognized under Topic 944			160,376,852
Total revenue			$378,101,758

	Nine Months Ended September 30, 2021
	US	Canada	Europe	Total
Commission and fee revenue	$152,133,997	$13,982,592	$3,129,546	$169,246,135
Contingent commission	45,002,809	(354,928)	110,029	44,757,910
Membership revenue	27,842,898	2,122,379	—	29,965,277
Other revenue	7,121,085	172,271	1,061,756	8,355,112
Total revenue from customer contracts	$232,100,789	$15,922,314	$4,301,331	$252,324,434
Insurance revenue recognized under Topic 944				212,370,450
Total revenue				$464,694,884

	Nine Months Ended September 30, 2020
	US	Canada	Europe	Total
Commission and fee revenue	$130,380,682	$11,102,758	$2,408,412	$143,891,852
Contingent commission	40,163,107	1,511,769	380,257	42,055,133
Membership revenue	25,152,874	1,706,733	—	26,859,607
Other revenue	3,931,779	118,079	868,456	4,918,314
Total revenue from customer contracts	$199,628,442	$14,439,339	$3,657,125	$217,724,906
Insurance revenue recognized under Topic 944				160,376,852
Total revenue				$378,101,758

	2020
	Agent	Direct	Total
Commission and fee revenue	$99,293,357	$82,721,144	$182,014,501
Contingent commission	30,024,506	24,404,021	54,428,527
Membership revenue	—	36,278,069	36,278,069
Other revenue	—	6,324,693	6,324,693
Total revenue from customer contracts	$129,317,863	$149,727,927	$279,045,790
Reinsurance revenue recognized under ASC 944			220,502,411
Total revenue			$499,548,201

	2019
	Agent	Direct	Total
Commission and fee revenue	$86,178,433	$69,326,852	$155,505,285
Contingent commission	25,643,769	20,630,154	46,273,923
Membership revenue	—	31,508,322	31,508,322
Other revenue	—	6,591,803	6,591,803
Total revenue from customer contracts	$111,822,202	$128,057,131	$239,879,333
Reinsurance revenue recognized under ASC 944			157,394,257
Total revenue			$397,273,590

	2018
	Agent	Direct	Total
Commission and fee revenue	$75,151,188	$59,070,717	$134,221,905
Contingent commission	22,199,307	17,872,074	40,071,381
Membership revenue	—	26,456,897	26,456,897
Other revenue	—	3,928,787	3,928,787
Total revenue from customer contracts	$97,350,495	$107,328,475	$204,678,970
Reinsurance revenue recognized under ASC 944			97,020,495
Total revenue			$301,699,465

	2020
	US	Canada	Europe	Total
Commission and fee revenue	$165,739,787	$13,274,255	$3,000,459	$182,014,501
Contingent commission	51,820,000	1,741,563	866,964	54,428,527
Membership revenue	33,938,142	2,339,927	—	36,278,069
Other revenue	4,976,252	129,217	1,219,224	6,324,693
Total revenue from customer contracts	$256,474,181	$17,484,962	$5,086,647	$279,045,790
Reinsurance revenue recognized under ASC 944				220,502,411
Total revenue				$499,548,201

	2019
	US	Canada	Europe	Total
Commission and fee revenue	$141,018,988	$11,559,170	$2,927,127	$155,505,285
Contingent commission	43,174,368	2,836,202	263,353	46,273,923
Membership revenue	29,520,238	1,987,863	221	31,508,322
Other revenue	5,412,926	109,965	1,068,912	6,591,803
Total revenue from customer contracts	$219,126,520	$16,493,200	$4,259,613	$239,879,333
Reinsurance revenue recognized under ASC 944				157,394,257
Total revenue				$397,273,590

	2018
	US	Canada	Europe	Total
Commission and fee revenue	$121,376,527	$10,022,487	$2,822,891	$134,221,905
Contingent commission	37,586,784	2,229,417	255,180	40,071,381
Membership revenue	24,768,086	1,646,353	42,458	26,456,897
Other revenue	2,845,039	—	1,083,748	3,928,787
Total revenue from customer contracts	$186,576,436	$13,898,257	$4,204,277	$204,678,970
Reinsurance revenue recognized under ASC 944				97,020,495
Total revenue				$301,699,465

Schedule of earned premium

	Nine Months Ended
	September 30, 2021	September 30, 2020
Underwriting income:
Premiums assumed	$284,598,379	$200,915,301
Reinsurance premiums ceded	(8,464,693)	(3,185,509)
Net premiums assumed	276,133,686	197,729,792
Change in unearned premiums	(67,041,288)	(37,282,476)
Change in deferred reinsurance premiums	3,278,052	(70,464)
Net premiums earned	$212,370,450	$160,376,852

	2020	2019	2018
Underwriting income:
Premiums assumed	$250,557,423	$201,663,002	$118,427,085
Reinsurance premiums ceded	(3,086,294)	(3,706,430)	(2,160,000)
Net premiums assumed	247,471,129	197,956,572	116,267,085
Change in unearned premiums	(25,600,824)	(41,086,326)	(20,090,473)
Change in deferred reinsurance premiums	(1,367,894)	524,011	843,883
Net premiums earned	$220,502,411	$157,394,257	$97,020,495